Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Financial Assets and Liabilities Measured at Fair Value
The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
	Level 1	Level 2	Level 1	Level 2
Financial instrument (current asset)	91	917	—	735
Financial instrument (non-current asset)	2,880	21,570	2,680	10,752
Financial instrument (current liability)	47	801	236	147
Financial instrument (non-current liability)	—	1,672	—	1,262

Fair Value of Company's Publicly Traded Debt
The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2018 and 2017, which is considered to be level 1 in the fair value hierarchy.

	2019		2018
Carrying value	Ps.	117,951	Ps.	128,664
Fair value		124,038		128,741

Disclosure of Outstanding Interest Rate Swap Agreements
At December 31, 2019, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	4,365	Ps.	(142)	Ps.	—
2021		405		(24)		—
2022		414		(20)		—
2023		12,770		(79)		245
2024		3		—		—
At December 31, 2018, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps	.4,032	Ps.	(49)	Ps.	—
2020		4,559		(112)		—
2021		4,548		(151)		—
2022		617		(18)		—
2023		13,101		(49)		1,143

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
At December 31, 2019, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	8,447	Ps.	(292)	Ps.	34
2021		215		—		27
2022		52		—	Ps.	5
At December 31, 2018, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	5,808	Ps.	(65)	Ps.	133

Summary of Outstanding Colar Options to Purchase Foreign Currency
At December 31, 2019, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	107	Ps.	—	Ps.	2

At December 31, 2018, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	1,734	Ps.	(33)	Ps.	57

Disclosure of Outstanding Cross Currency Swap Agreements
At December 31, 2019, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability 2019		Fair Value Asset December 31, 2019
2020	Ps.	17,252	Ps.	(307)	Ps.	883
2021		702		—		49
2022		375		—		3
2023		23,466		(594)		7,122
2024		1,788		(53)		—
2026		772		(63)		—
2027		6,596		(843)		—
2029		1,371		—		121
2043		8,869		—		576
At December 31, 2018, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,738	Ps.	—	Ps.	502
2020		18,126		(378)		1,015
2021		4,774		—		615
2022		396		(7)		—
2023		23,948		(396)		7,818
2026		813		(154)		—
2027		6,889		(42)		202

Disclosure of Fair Value of Commodity Price Contracts
At December 31, 2019, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31 2019
2020	Ps.	1,554	Ps.	53
2021	Ps.	98	Ps.	15

At December 31, 2018, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31 2018
2019	Ps.	1,223	Ps.	(88)
At December 31, 2019, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31, 2019
2020	Ps.	394	Ps.	4
At December 31, 2018, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018
2019	Ps.	265	Ps.	(17)
At December 31, 2019, Coca-Cola FEMSA had the following PX+MEG (resine) contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019
2020	Ps.	320	Ps.	(28)
At December 31, 2018, Coca-Cola FEMSA had the following PX+MEG (resine) contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018
2019	Ps.	1,303	Ps.	(131)

Disclosure of Detailed Information about Treasury Lock Contracts
At December 31, 2019, the Company had the following outstanding treasury locks agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2019		Fair Value Asset December 31, 2019
2020	Ps.	10,365	Ps.	—	Ps.	102

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria
Net effects of expired contracts that met hedging criteria

	Impact in Consolidated Income Statement	2019		2018		2017
Cross currency swap (1)	Interest expense	Ps.	199	Ps.	157	Ps.	2,102
Cross currency swap (1)	Foreign exchange		480		642		—
Interest rate swaps	Interest expense		515		—		—
Forward agreements to purchase foreign currency	Foreign exchange		(116)		(87)		(40)
Commodity price contracts	Cost of goods sold		(391)		(258)		(6)
Options to purchase foreign currency	Cost of goods sold		(63)		(8)		—
Forward agreements to purchase foreign currency	Cost of goods sold		(163)		240		89

(1)	This amount corresponds to the settlement of cross currency swaps portfolio in Brazil presented as part of the other financial activities.

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes
21.10 Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

Derivative	Impact in Consolidated Income Statement	2019		2018		2017
Forward agreements to purchase foreign currency	Market value gain (loss) on financial statements	Ps.	4	Ps.	(12)	Ps.	12
Cross currency swaps	Market value (loss) gain on financial statements	Ps.	(293)		(116)		337
21.11 Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in Consolidated Income Statement	2019		2018		2017
Cross-currency swaps	Market value loss on financial instruments	Ps.	(293)	Ps.	(186)	Ps.	(104)
Embedded derivatives	Market value gain on financial instruments		4		—		1

Summary of Sensitivity Analysis of Interest Rate Risks Management
The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

Interest Rate Swap (1)	Change in Bps.		Effect on Equity
2019
FEMSA (2)	(100 Bps.	)	Ps.	(432)
Coca-Cola FEMSA	(100 Bps.	)		(37)
2018
FEMSA (2)	(100 Bps.	)	Ps.	(359)
Coca-Cola FEMSA	(100 Bps.	)		(1,976)
2017
FEMSA (2)	(100 Bps.	)	Ps.	(452)
Coca-Cola FEMSA	(100 Bps.	)		(234)

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2019		2018		2017
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(50)	Ps.	145	Ps.	(251)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2019.

	2020		2021		2022		2023		2024		2025 and thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	10,598	Ps.	1,130	Ps.	1,154	Ps.	29,446	Ps.	600	Ps.	44,328
Loans from Banks		5,745		809		902		542		4,711		—
IFRS 16 lease obligation		244		153		82		35		13		—
Derivative financial liabilities		1,291		1,337		1,192		(1,011)		671		(7,314)

Summary of Financial Instruments to Hedge Exposure to Foreign Exchange Rates and Interest Rates
As of December 31, 2019, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	4,373	2,086	—
Average exchange rate MXN/USD	20.00	20.20	—
Net exposure	746	378	267
Average exchange rate BRL/USD	4.05	4.19	4.44
Net exposure	220	85	—
Average exchange rate COP/USD	3,491	3,460	—
Net exposure	137	—	—
Average exchange rate ARS/USD	79.23	—	—
Net exposure	335	87	—
Average exchange rate URY/USD	37.55	40.03	—

Foreign exchange currency option contracts
Net exposure	107	—	—
Average exchange rate COP/USD	3,252	—	—

Foreign exchange currency swap contracts
Net exposure	9,423	—	18,428
Average exchange rate MXN/USD	19.54	—	15.93
Net exposure	—	4,365	9,140
Average exchange rate BRL/USD	—	3.41	4.00
Net exposure	—	84	1,195
Average exchange rate BRL/MXN	—	0.21	0.21
Net exposure	—	—	2,403
Average exchange rate COP/USD	—	—	3,075
Net exposure	—	3,007	1,371
Average exchange rate CLP/USD	—	696.02	677.00

Interest rate risk
Interest rate swaps
Net exposure	—	4,365	—
Interest rate average BRL	—	8.34%	—
Net exposure	—	—	11,403
Interest rate average MXN	—	—	7.17%
Net exposure	—	—	2,197
Average exchange rate CLP	—	—	6.26%

Commodities risk
Aluminum	276	118	—
Average price (USD/Ton)	1,796	1,812	—
Sugar	1,192	361	98
Average price (USD cent/Lb)	13.09	12.73	13.45
PX+MEG	160	160	—
Average price (USD /Ton)	848	848	—

As of December 31, 2018, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates as follows:

	Maturity
	1-6 months		6-12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	1,022	Ps.	—	Ps.	—
Average exchange rate MXN/EUR		23.78		—		—
Net exposure		3,484		683		—
Average exchange rate MXN/USD		20.19		20.75		—
Net exposure		805		337		—
Average exchange rate BRL/USD		3.75		3.83		—
Net exposure		429		63		—
Average exchange rate COP/USD		2,851		2,976		—
Net exposure		339		—		—
Average exchange rate ARS/USD		43.31		—		—
Net exposure		196		159		—
Average exchange rate URY/USD		32.9		33.97		—

Foreign exchange currency swap contracts
Net exposure		—		—		31,172
Average exchange rate MXN/USD		—		—		16.08
Net exposure		—		4,652		18,042
Average exchange rate BRL/USD		—		3.36		3.59
Net exposure		—		86		79
Average exchange rate BRL/MXN		—		0.18		0.19
Net exposure		—		—		1,928
Average exchange rate COP/USD		—		—		3,043.59
Net exposure		—		—		3,725
Average exchange rate CLP/USD		—		—		693.10

Interest rate risk
Interest rate swaps
Net exposure		—		4,013		8,594
Interest rate average BRL		—		6.29%		8.15%
Net exposure		—		—		11,403
Interest rate average MXN		—		—		7.17%
Net exposure		19		—		2,828
Average exchange rate CLP		6.45%		—		5.56%

Commodities risk
Aluminum		189		75,250		—
Average price (USD/Ton)		1,975		1,986		—
Sugar		725		498		—
Average price (USD cent/Lb)		12.86		13.11		—
PX+MEG		739		565		—
Average price (USD /Ton)		1,077		1,040		—

Summary of Cash Flows Hedge Exposures
As of December 31, 2018, the Company maintained the following cash flows hedge exposures:

	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedging accounting is not applied
Foreign exchange currency risk
Purchase of stock	1	22	—

As of December 31, 2017, the Company maintained the following cash flows hedge exposures:

	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedging accounting is not applied
Foreign exchange currency risk
Purchase of stock	—	11	—

Reconciliation Per Category of Equity Components and Analysis of OCI Components, Net of Tax Generated by Cash Flow Hedges
As of December 31, 2019, a reconciliation per category of equity components and an analysis of OCI components, net of tax; generated by the cash flow hedges were as follows:

	Hedging reserve		Costs of hedging reserve
Balances at beginning of the period	Ps.	812	Ps.	12
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		(333)		(12)
Foreign exchange currency risk – Other stock		(6,202)		—
Interest rate risk		5,327		—
The amounts included in non-financial costs:
Taxes due to changes in reserves during the period		363		—

Balances at the end of the period	Ps.	(33)	Ps.	—

Market risk [member]
Statement [LineItems]
Disclosure of Sensitivity Analysis of Market Risks Management
The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period of time, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

Foreign Currency Risk	Change in Exchange Rate	Effect on Equity
2019
FEMSA (1)	+9% MXN/EUR	Ps.	57
	-9% MXN/EUR		(57)
	+13% BRL/USD		202
	-13% BRL/USD		(202)
Coca-Cola FEMSA	+9% MXN/USD		739
	-9% MXN/USD		(739)
	+13% BRL/USD		155
	-13% BRL/USD		(155)
	+5% UYU/USD		23
	-5% UYU/USD		(23)
	+10% COP/USD		54
	-10% COP/USD		(54)
	+25% ARS/USD		88
	-25% ARS/USD		(88)
2018
FEMSA (1)	+12 MXN/EUR	Ps.	116
	-12% MXN/EUR		(116)
Coca-Cola FEMSA	+13% MXN/USD		668
	-13% MXN/USD		(668)
	+16% BRL/USD		413
	-16% BRL/USD		(413)
	+8% UYU/USD		46
	-8% UYU/USD		(46)
	+12% COP/USD		2
	-12% COP/USD		(2)
	+27% ARS/USD		522
	-27% ARS/USD		(522)
2017
FEMSA (1)	+13% MXN/EUR	Ps.	141
	-13% MXN/EUR		(141)
	+8% CLP/USD		2
	-8% CLP/USD		(2)
Coca-Cola FEMSA	+12% MXN/USD		626
	-12% MXN/USD		(626)
	+14% BRL/USD		234
	-14% BRL/USD		(234)
	+9% COP/USD		73
	-9% COP/USD		(73)
	+10% ARS/USD		29
	-10% ARS/USD		(29)

(1)	Does not include Coca-Cola FEMSA.

Cross Currency Swaps (1) (2)	Change in Exchange Rate	Effect on Equity		Effect on Profit or Loss
2019
FEMSA (3)	+11% CLP/USD	Ps.	—	Ps.	546
	-11% CLP/USD		—		(546)
	+9% MXN/USD		—		1,805
	-9% MXN/USD		—		(1,805)
	+10% COP/USD		—		286
	-10% COP/USD		—		(286)
	+13% MXN/BRL		—		177
	-13% MXN/BRL		—		(177)
Coca-Cola FEMSA	+9% MXN/USD		2,315		—
	-9% MXN/USD		(2,315)		—
	+13% BRL/USD		645		—
	-13% BRL/USD		(645)		—
2018
FEMSA (3)	+10% CLP/USD	Ps.	—	Ps.	368
	-10% CLP/USD		—		(368)
	+13% MXN/USD		—		2,706
	-13% MXN/USD		—		(2,706)
	+12% COP/USD		—		283
	-12% COP/USD		—		(283)
	+15% MXN/BRL		—		27
	-15% MXN/BRL		—		(27)
Coca-Cola FEMSA	+13% MXN/USD		3,130		—
	-13% MXN/USD		(3,130)		—
	+16% BRL/USD		9,068		—
	-16% BRL/USD		(9,068)		—
2017
FEMSA (3)	+8% CLP/USD	Ps.	—	Ps.	373
	-8% CLP/USD		—		(373)
	+12% MXN/USD		—		3,651
	-12% MXN/USD		—		(3,651)
	+9% COP/USD		—		304
	-9% COP/USD		—		(304)
	+14% MXN/BRL		—		23
	-14% MXN/BRL		—		(23)
Coca-Cola FEMSA	+12% MXN/USD		3,540		—
	-12% MXN/USD		(3,540)		—
	+14% BRL/USD		7,483		—
	-14% BRL/USD		(7,483)		—

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(3)	Does not include Coca-Cola FEMSA.

Net Cash in Foreign Currency (1)	Change in Exchange Rate	Effect on Profit or Loss
2019
FEMSA (2)	+9% EUR/+9 % USD	Ps.	3,833
	-9% EUR/ -9 % USD		(3,833)
Coca-Cola FEMSA	+8% USD		940
	-8% USD		(940)
2018
FEMSA (2)	+12% EUR/+13 % USD	Ps.	8,596
	-12% EUR/ -13 % USD		(8,596)
Coca-Cola FEMSA	f+13% USD		1,868
	-13% USD		(1,868)
2017
FEMSA (2)	+13% EUR/+12% USD	Ps.	8,077
	-13% EUR/ -12% USD		(8,077)
Coca-Cola FEMSA	+12% USD		553
	-12% USD		(553)

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Commodity Price Contracts (1)	Change in U.S.$ Rate	Effect on Equity
2019
Coca-Cola FEMSA	Sugar - 24%	Ps.	(255)
	Aluminum - 15%	Ps.	(1,164)
2018
Coca-Cola FEMSA	Sugar -30%	Ps.	(341)
	Aluminum - 22%	Ps.	(55)
2017
Coca-Cola FEMSA	Sugar - 30%	Ps.	(32)

(1)	Effects on commodity price contracts are only in Coca-Cola FEMSA.